Other Income (Details) - Schedule of Other Income	12 Months Ended
	Nov. 30, 2023 HKD ($)	Nov. 30, 2023 USD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2022 HKD ($)	Nov. 30, 2021 HKD ($)
Schedule of Other Income [Abstract]
Government grant			$ 215,000		$ 59,377
Bank interest income	474,720	60,788	2,446		51
Sundry income	99,407	12,729	62,795		60,901
Total	$ 574,127	$ 73,517	$ 280,241	$ 280,241	$ 120,329